INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net loss for the year, before income taxes	$ (13,162)	$ (10,594)	$ (13,429)
Domestic tax rate applicable to the Corporation	21.00%	21.00%	35.00%
Income taxes at domestic tax statutory rate	$ (67)	$ (37)	$ (43)
Change in valuation allowance	67	37	43
Deferred tax provision (recovery)
Bahamas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net loss for the year, before income taxes	(12,841)	(10,416)	(13,305)
UnitedStatesMember
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net loss for the year, before income taxes	$ (321)	$ (178)	$ (124)